CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net revenues	$ 692,604,955	$ 462,030,656	$ 362,532,033
Cost of revenues	(68,297,832)	(72,909,834)	(74,054,524)
Selling, general and administrative expenses	(607,164,835)	(402,257,946)	(434,275,879)
Goodwill impairment	0	0	(41,222,971)
Other operating income, net	597,853	2,163,443	3,071,865
Income (loss) from operations	17,740,141	(10,973,681)	(183,949,476)
Interest income, net	151,931	1,085,785	1,313,512
Other income (loss), net	1,978,511	(4,219,193)	480,495
Income (loss) before taxes and loss from equity in affiliates	19,870,583	(14,107,089)	(182,155,469)
Income tax benefits (expenses)	(8,989,662)	1,334,340	20,328,252
Income (loss) before loss from equity in affiliates	10,880,921	(12,772,749)	(161,827,217)
Loss from equity in affiliates, net of tax of nil	(9,070)	(78,634)	(216,017)
Net income (loss)	10,871,851	(12,851,383)	(162,043,234)
Less: Net income (loss) attributable to non-controlling interest	(650,145)	629,144	(1,142,018)
Net income (loss) attributable to Leju Holdings Limited shareholders	$ 11,521,996	$ (13,480,527)	$ (160,901,216)
Income (loss) per share:
Basic (in dollars per share)	$ 0.08	$ (0.10)	$ (1.19)
Diluted (in dollars per share)	$ 0.08	$ (0.10)	$ (1.19)
Shares used in computation of income (loss) per share
Basic (in shares)	135,770,793	135,763,962	135,708,350
Diluted (in shares)	135,811,751	135,763,962	135,708,350
E-commerce
Revenues
Net revenues	$ 547,184,192	$ 320,271,080	$ 234,835,770
Online advertising
Revenues
Net revenues	143,778,573	138,371,646	113,235,010
Listing
Revenues
Net revenues	$ 1,642,190	$ 3,387,930	$ 14,461,253